Intangible Assets and Goodwill - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets						$ 0
Goodwill	$ 56,527,000		$ 56,527,000		$ 55,840,000	$ 0
Foreign currency translation gain (loss)	$ 900,000	$ 0	$ 700,000	$ 0	$ 149,000